PELP Acquisition Business Combination, Intangible Assets and Liabilities (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 04, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired below market Lease				$ (118,012)	$ (63,287)
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair value				58,000	0
Acquired In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair value				$ 313,432	$ 212,916
Acquired finite-lived intangible assets and liabilities, weighted average useful life		6 years	15 years	13 years	11 years
Acquired Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair value				$ 53,524	$ 42,009
Acquired finite-lived intangible assets and liabilities, weighted average useful life		3 years	4 years	6 years	6 years
Acquired Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets and liabilities, weighted average useful life		16 years	24 years	18 years	19 years
Phillips Edison Limited Partnership
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired below market Lease	$ (49,109)	$ (49,109)
Goodwill	29,085	29,066		$ 29,066
Phillips Edison Limited Partnership | Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair value	$ 58,000	$ 58,000
Acquired finite-lived intangible assets and liabilities, weighted average useful life	5 years	5 years
Phillips Edison Limited Partnership | Acquired In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair value	$ 83,305	$ 83,305
Acquired finite-lived intangible assets and liabilities, weighted average useful life	9 years	9 years
Phillips Edison Limited Partnership | Acquired Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair value	$ 10,201	$ 10,201
Acquired finite-lived intangible assets and liabilities, weighted average useful life	7 years	7 years
Phillips Edison Limited Partnership | Acquired Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets and liabilities, weighted average useful life	13 years	13 years